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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         LONGVIEW ASSET MANAGEMENT, LLC
                 (f/k/a LONGVIEW MANAGEMENT GROUP, LLC)
                 --------------------------------------
   Address:      222 N. LASALLE STREET, #2000, CHICAGO, IL  60601
                 ------------------------------------------------

Form 13F File Number: 28-4651
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Angela Newhouse
         -------------------------------
Title:   Investment Information Manager
         -------------------------------
Phone:   312-236-6300
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Angela Newhouse          Chicago, Illinois      2/5/07
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 16
                                        --------------------

Form 13F Information Table Value Total: $ 3,064,553
                                        --------------------
                                            (thousands)

THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.

List of Other Included Managers:
NONE

                           FORM 13F INFORMATION TABLE

                              13F HOLDINGS REPORT
                                   12/31/2006


      COLUMN 1            COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
---------------------- --------------- --------- --------- ------------------- ---------- -------- ------------------------
                                                  VALUE    SHRS OR    SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
   NAME OF ISSUER      TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT    PRN CALL DISCRETION MANAGERS   SOLE     SHARED   NONE
---------------------- --------------- --------- --------- ---------- --- ---- ---------- -------- ---------- ------  ------
AETNA INC NEW          COM             00817Y108     3,969     91,908 SH          SOLE                 91,908
ALLSTATE CORP          COM             020002101       241      3,708 SH          SOLE                  3,708
BAXTER INTL INC        COM             071813109       223      4,800 SH          SOLE                  4,800
BOEING CO              COM             097023105       400      4,500 SH          SOLE                  4,500
DEVON ENERGY CORP NEW  COM             25179M103       389      5,800 SH          SOLE                  5,800
GENERAL DYNAMICS CORP  COM             369550108 2,477,620 33,323,738 SH          SOLE             33,323,738
GENERAL ELECTRIC CO    COM             369604103       852     22,891 SH          SOLE                 22,891
HARRAHS ENTMT INC      COM             413619107     1,040     12,569 SH          SOLE                 12,569
HILTON HOTELS CORP     COM             432848109     1,984     56,840 SH          SOLE                 56,840
HOSPIRA INC            COM             441060100       840     25,000 SH          SOLE                 25,000
JP MORGAN CHASE & CO   COM             46625H100     9,825    203,412 SH          SOLE                203,412
LABORATORY CORP AMER
HLDGS                  COM NEW         50540R409   521,954  7,104,311 SH          SOLE              7,104,311
MEDIS TECHNOLOGIES LTD COM             58500P107    41,219  2,370,285 SH          SOLE              2,370,285
MICROSOFT CORP         COM             594918104     2,836     94,996 SH          SOLE                 94,996
PROCTER & GAMBLE CO    COM             742718109       280      4,352 SH          SOLE                  4,352
US BANCORP DEL         COM             902973304       882     24,355 SH          SOLE                 24,355

Total                                            3,064,553 43,353,465                              43,353,465